Note 2 - Significant Accounting Policies and Methods of Application (Details) - Changes in Amount of Goodwill (USD $) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended				12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 Distribution Operations [Member] Nicor Gas [Member]	Dec. 31, 2013 Distribution Operations [Member]	Dec. 31, 2012 Distribution Operations [Member]	Dec. 31, 2011 Distribution Operations [Member]	Dec. 31, 2012 Retail Operations [Member] Nicor Gas [Member]	Dec. 31, 2013 Retail Operations [Member]	Dec. 31, 2012 Retail Operations [Member]	Dec. 31, 2011 Retail Operations [Member]	Dec. 31, 2012 Wholesale Services [Member] Nicor Gas [Member]	Dec. 31, 2011 Wholesale Services [Member]	Dec. 31, 2012 Midstream Operations [Member] Nicor Gas [Member]	Dec. 31, 2013 Midstream Operations [Member]	Dec. 31, 2012 Midstream Operations [Member]	Dec. 31, 2011 Midstream Operations [Member]	Dec. 31, 2012 Other Segments [Member] Nicor Gas [Member]	Dec. 31, 2011 Other Segments [Member]	Dec. 31, 2012 Nicor Gas [Member]
Goodwill [Line Items]
Goodwill	$ 1,827	[1]	$ 1,776	[1]	$ 1,736	[1]		$ 1,640	$ 1,640	$ 1,586		$ 173	$ 122	$ 124		$ 2		$ 14	$ 14	$ 16		$ 8	$ 1,423
Adjustments to Goodwill	$ 51	[1]					$ 54				$ (2)	$ 51			$ (2)		$ (2)				$ (8)		$ 40 [1]

[1]	Excludes goodwill at Tropical Shipping now classified as held for sale. See Note 15 for additional information.